Document and Entity Information	Mar. 08, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 08, 2024
Entity Registrant Name	ASSERTIO HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39294
Entity Tax Identification Number	85-0598378
Entity Address, Address Line One	100 S. Saunders Road
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Lake Forest
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60045
City Area Code	224
Local Phone Number	419-7106
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	ASRT
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001808665
Amendment Flag	false
Security Exchange Name	NASDAQ